Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Inventories Abstract
Raw materials	$ 1,590	$ 116
Finished goods	748	239
Total	$ 2,338	$ 355